Ordinary Shares and Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock by Class
We have the following ordinary shares reserved for future issuance:

	As of December 31,
	2021	2020
Conversion of convertible preferred shares	—	29,878,116
Warrants to purchase convertible preferred shares(1)	—	1,858,467
Warrants to purchase ordinary shares(2)	1,775,475	—
Share options and RSUs issued and outstanding under the 2013 Plan	26,460,287	5,934,521
Remaining shares available for future issuance under the 2013 Plan	—	2,129,796
Share options and RSUs issued and outstanding under the 2021 Plan	803,556	—
Remaining shares available for future issuance under the 2021 Plan	13,474,214	—
Total ordinary shares reserved	42,513,532	39,800,900
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(1)Includes the Series E-1 convertible preferred share warrant and the Series B/C convertible preferred share warrant. Prior to May 4, 2021, assumes the Series B/C convertible preferred share warrants are exercised into Series B convertible preferred shares. If the holder had elected to exercise into Series C convertible preferred shares, total ordinary shares reserved for future issuance would be 39,483,675 as of December 31, 2020. On May 4, 2021, the Series B/C convertible preferred share warrant was amended and restated to, among other things, remove the holder's Series B/C convertible preferred share election right. As a result of the amendment, the shares issuable upon exercise of the Series B/C convertible preferred share warrant shall solely be Series B convertible preferred shares. Upon completion of the IPO, the Series B/C convertible preferred share warrants automatically converted to warrants to purchase ordinary shares.
(2)Includes the warrants to purchase ordinary shares as a result of the conversion of Series B/C convertible preferred share warrants discussed in (1) above, and warrants issued to customers.
Share-based Payment Arrangement, Option, Activity	A summary of share options under our equity incentive plan and related information is as follows:

	Share Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)
Balance as of December 31, 2020	5,934,521	$3.31	6.5	$48,479
Options granted	2,244,856	$11.17
Bonus issuance upon Recapitalization(1)	14,269,379
Options exercised	(3,006,393)	$0.99
Options forfeited	(607,623)	$5.13
Balance as of December 31, 2021	18,834,740	$2.05	7.0	$109,397
Exercisable as of December 31, 2021	10,181,218	$0.91	5.7	$70,767
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(1)As of December 31, 2021, these shares options are to be settled in Class A ordinary shares upon exercise.

Fair Value Measurement Inputs and Valuation Techniques	As of December 31, 2020 the key inputs used in the valuation were as follows:

As of December 31, 2020
Fair value of Series E convertible preferred shares	$20.74
Time to payments (years)	0.33
Risk-free interest rate	0.09%
As of December 31, 2020 the key inputs used in the valuation were as follows:

As of December 31, 2020
Fair value of Series B convertible preferred shares	$13.32
Fair value of Series E convertible preferred shares	$20.74
Expected term (years)	0.75-1.75
Expected volatility	70.00%
Risk-free interest rate	0.10%-0.12%
Expected dividend yield	0.00%
The Black-Scholes assumptions used to value the employee share options at the grant dates are as follows:

	Year Ended December 31,
	2021	2020	2019
Expected term (years)	5.44 - 6.60	5.75 - 6.11	5.20 - 6.11
Expected volatility	67.26% - 68.52%	55.00% - 65.00%	55.00% - 62.61%
Risk-free interest rate	0.99% - 1.12%	0.52% - 1.73%	1.66% - 2.50%
Expected dividend yield	0.00%	0.00%	0.00%

Schedule of Unvested Restricted Stock Units Roll Forward	A summary of RSU activity, including activity under our equity incentive plan, and related information is as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value Per Share
Unvested as of December 31, 2020	—	$—
Granted	3,253,008	$38.94
Bonus issuance upon Recapitalization(1)	5,183,698
Vested	—	$—
Forfeited	(7,603)	$19.49
Unvested as of December 31, 2021	8,429,103	$15.01

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
Share-based compensation expense by line item in the consolidated statements of operations is summarized as follows:

	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Cost of revenue	$216	$38	$12
Research and development	4,246	3,621	465
Sales and marketing	10,710	2,814	5,534
General and administrative	18,186	1,472	5,226
Total share-based compensation expense	$33,358	$7,945	$11,237